REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 CHINA [Member] CNY	Dec. 31, 2012 CHINA [Member] CNY	Dec. 31, 2011 CHINA [Member] CNY	Dec. 31, 2013 SOUTH AFRICA [Member] CNY	Dec. 31, 2012 SOUTH AFRICA [Member] CNY	Dec. 31, 2011 SOUTH AFRICA [Member] CNY	Dec. 31, 2013 GERMANY [Member] CNY	Dec. 31, 2012 GERMANY [Member] CNY	Dec. 31, 2011 GERMANY [Member] CNY	Dec. 31, 2013 USA [Member] CNY	Dec. 31, 2012 USA [Member] CNY	Dec. 31, 2011 USA [Member] CNY	Dec. 31, 2013 SINGAPORE [Member] CNY	Dec. 31, 2012 SINGAPORE [Member] CNY	Dec. 31, 2011 SINGAPORE [Member] CNY	Dec. 31, 2013 INDIA [Member] CNY	Dec. 31, 2012 INDIA [Member] CNY	Dec. 31, 2011 INDIA [Member] CNY	Dec. 31, 2013 Rest Of The World [Member] CNY	Dec. 31, 2012 Rest Of The World [Member] CNY	Dec. 31, 2011 Rest Of The World [Member] CNY
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	$ 1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444	3,461,295,473	2,179,670,146	1,281,483,521	681,502,434	202,449		583,912,744	1,177,954,567	2,422,250,586	414,371,308	135,839,209	118,132,913	370,676,442	14,854,015		310,873,363	31,122,508	108,636,545	1,256,206,751	1,255,125,555	3,454,447,879